Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Realized and unrealized gain and loss arising from significant foreign exchange variation	$ 93,104,000	$ 3,041	$ (418,970,000)	$ (195,326,000)
Financial instruments measured at fair value			0
Non financial instruments measured at fair value			0
Movement of financial instruments			0
General increase or decrease of 100 basis points (1%) in interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 98,220,000		$ 106,447,000		$ 3,209